Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position
	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime Ltd., Domina Maritime Ltd. & Dulac Maritime S.A.	22,163	(46)	22,117
(c)	Globus Maritime Ltd.	1,500	-	1,500
(d)	Artful Shipholding S.A. & Longevity Maritime Limited	13,500	(249)	13,251

	Total at December 31, 2018	37,163	(295)	36,868
	Less: Current Portion	(35,663)	295	(35,368)
	Long-Term Portion	1,500	-	1,500

	Total at December 31, 2017	41,660	(122)	41,538
	Less: Current Portion	(41,660)	122	(41,538)
	Long-Term Portion	-	-	-

Long-Term Debt, net - Annual loan principal paymetns

The contractual annual loan principal payments per bank loan to be made subsequent to December 31, 2018, assuming that the banks will not demand the repayment of the loans before their maturity, were as follows:

	(a)	(c)	(d)
	Hamburg Commercial Bank AG	Firment Shipping Inc.	Macquarie Bank International Limited		Total
December 31			Advance (A)	Advance (B)
2019	22,163	-	889	882	23.934
2020	-	2,200	889	882	3.971
2021	-	-	889	882	1.771
2022	-	-	889	882	1.771
2023 and thereafter	-	-	2,444	3.972	6.416
Total	22,163	2,200	6,000	7,500	37.863

The contractual annual loan principal payments per bank loan to be made subsequent to December 31, 2017, assuming that the banks would not demand the repayment of the loans before their maturity, were as follows:

	(a)	(b)
	Hamburg Commercial Bank AG	DVB Bank		Total
December 31		Tranche (A)	Tranche (B)
2018	2,774	8,380	1,249	12,403
2019	22,163	-	7,094	29,257
2020 and thereafter	-	-	-	-
Total	24,937	8,380	8,343	41,660